Stockholders' Equity (Details Narrative) - USD ($)											1 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	May 25, 2017	Apr. 04, 2017	Mar. 22, 2017	Mar. 09, 2017	Feb. 28, 2017	Feb. 13, 2017	Aug. 02, 2016	Nov. 20, 2015	Oct. 29, 2015	Feb. 18, 2015	Jun. 28, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 15, 2017	Apr. 19, 2015
Reverse stock split						one-for-60								1-for-60	1-for-60
Common stock, shares authorized												975,000,000	975,000,000	975,000,000	975,000,000	16,250,000
Preferred stock, shares issued																	1,160,941
Preferred stock, par value												$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of common stock shares issued for conversion of debt							12,146,820
Common stock, par value												$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of common stock issued to convert estimated liability, value							$ 822,685	$ 24,000	$ 12,000	$ 103,694	$ 890,179			$ 20,132,105	$ 1,712,864
Common Stock [Member]
Number of common stock shares issued for conversion of debt															9,648,662
Number of common stock issued to convert estimated liability, value															$ 9,649
Number of common stock shares issued for cashless exercise of warrants													78,924,600
Cashless exercise of warrant													107,697,258
Conversion of stock, shares issued												76,524,800
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued															0	0
Series B Convertible Preferred Stock [Member]
Number of common stock shares issued for conversion of debt				845,631
Conversion of stock, shares converted												382,624
Four Institutional Investors [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued	79,368
Proceeds from issuance of preferred stock	$ 1,000,000
Preferred stock convertible, value	$ 1,111,111
January Offer [Member]
Common stock, shares authorized				12,052,344
Number of warrant shares issued				30,130,861
Preferred stock, shares issued				210,919
April Offer [Member]
Common stock, shares authorized				20,110,699
Number of warrant shares issued				28,154,980
Preferred stock, shares issued				104,391
January Agreement and April Offer [Member]
Common stock, shares authorized																		14,517,352
Number of warrant shares issued																		112,782,487
CSC Agreement [Member]
Number of common stock shares issued			833,333
Number of common stock shares issued value			$ 61,667
Payment to acquire cash payment			$ 200,000
Settlement Agreement [Member] | RK Equity Advisors, LLC and Pickwick Capital Partners, LLC [Member]
Number of common stock shares issued for conversion of debt		125,000
Common stock, par value		$ 0.001
Debt conversion price per share		$ 0.10
Number of common stock issued to convert estimated liability, value		$ 10,000
2017 Activities [Member]
Reverse stock split					one-for-60 reverse stock split
Number of common stock shares issued					4,370